Note 15 - Income Taxes	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of income tax [text block]
15.	Income taxes:

Income taxes, including both the current and deferred portions, vary from the amounts that would be computed by applying the aggregated statutory federal and provincial tax rate of 27% (2020 – 27%) to income before income taxes. Income taxes have been computed as follows:

(thousands of Canadian dollars)
	2021	2020

Income before income taxes	$30,789	$26,752
Income tax rate	27%	27%

Expected income tax provision	8,313	7,223

Tax rate differential	(83)	(83)
Unrecognized deferred tax asset	159	109
Other permanent differences	20	98

Income taxes	$8,409	$7,347

Income taxes is comprised of the following:

(thousands of Canadian dollars)
	2021	2020

Current income taxes	$4,319	$-
Deferred income taxes	4,090	7,347
Income taxes	$8,409	$7,347

The components of the recognized deferred income tax assets (liabilities) and related changes, as recognized in net income, equity or accumulated comprehensive income, are as follows:

(thousands of Canadian dollars)
		Recognized	Recognized	Recognized
	November 1,	in net	on acquisition	directly to	October 31,
	2020	income	of DBG	equity	2021

Allowance for credit losses	$474	$(86)	$-	$-	$388
Loss carry forwards	4,166	(3,828)	-	-	338
Share issue and financing costs	87	(590)	-	1,876	1,373
Deposit commissions	(865)	(116)	-	-	(981)
Intangibles assets	-	-	(898)	-	(898)
Deferred loan fees	526	231	-	-	757
Other	757	299	-	-	1,056

Net deferred income tax assets	$5,145	$(4,090)	$(898)	$1,876	$2,033

(thousands of Canadian dollars)
		Recognized	Recognized
	November 1,	in net	directly to	October 31,
	2019	income	equity	2020

Allowance for credit losses	$566	$(92)	$-	$474
Loss carry forwards	10,294	(6,994)	866	4,166
Share issue and financing costs	162	(75)	-	87
Deposit commissions	(757)	(108)	-	(865)
Deferred loan fees	617	(91)	-	526
Other	744	13	-	757

Net deferred income tax assets	$11,626	$(7,347)	$866	$5,145

The net deferred taxes are comprised of:

(thousands of Canadian dollars)
	2021	2020

Deferred tax assets	$2,931	$5,145
Deferred tax liabilities	(898)	-
Net deferred income tax assets	$2,033	$5,145

The Bank is subject to Part VI.1 tax which is a 40% tax on dividends paid on taxable preferred shares under the Income Tax Act (Canada). The Part VI.1 tax of $631,000 (2020 - $866,000) and related tax recovery is recorded through equity.

At October 31, 2021, the Bank had income tax losses which can be carried forward to reduce taxable income in future years. These loss carry forwards of the Bank will expire, if unused, as follows:

	Canadian	United States
(thousands of Canadian dollars)	Tax Losses	Tax Losses	Total

2034	$-	$-	$-
2035	-	-	-
2036	-	-	-
2037	-	-	-
2038	55	-	55
2039	549	-	549
2040	631	-	631
No expiry	-	970	970
	$1,235	$970	$2,205

The deferred tax asset of $268,000 (2020 - $109,000) relating to the United States tax losses has not been recognized in these statements.

In addition, the Bank has approximately $9.5 million (2020 - $9.5 million) of capital loss carry forwards which may be applied against future capital gains and for which the deferred tax asset of $1.3 million (2020 - $1.3 million) has not been recognized.

A deferred tax liability on taxable temporary differences of approximately $1.5 million (2020 - $nil) relating to the Bank’s investment in its subsidiaries was not recognized as the Bank is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.